Property and Equipment - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Property, Plant and Equipment [Line Items]
Depreciation and amortization	₨ 8,876.9	$ 136.9	₨ 7,427.5	₨ 6,905.8